Accounting for derivative instruments and hedging activities (Details 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2009
Changes in the accumulated other comprehensive income (loss)
Accumulated OCI balance at beginning of period	$ (1,383)	$ 255	$ 255	$ (859)	$ (3,136)
Change in fair value of cash flow hedges	245	272	(1,638)	1,114	2,277
Realized from OCI during the period	230	(449)	(1,009)	(1,474)	(4,827)
Accumulated OCI balance at end of period	(1,138)	527	(1,383)	255	(859)
Loss on discontinuation of swap contracts	(1,138)	527	(1,383)	255	(859)
Amortization of remaining loss on discontinuation of swap contracts	(230)	449	1,009	1,474	4,827
Interest rate swaps
Changes in the accumulated other comprehensive income (loss)
Accumulated OCI balance at beginning of period	(1,704)	(427)	(427)	(538)	(501)
Change in fair value of cash flow hedges	15	721	(2,647)	(360)	(565)
Realized from OCI during the period	287	(360)	(1,370)	(471)	(528)
Accumulated OCI balance at end of period	(1,402)	(66)	(1,704)	(427)	(538)
Loss on discontinuation of swap contracts	(1,402)	(66)	(1,704)	(427)	(538)
Amortization of remaining loss on discontinuation of swap contracts	(287)	360	1,370	471	528
Natural gas swaps
Changes in the accumulated other comprehensive income (loss)
Accumulated OCI balance at beginning of period	321	682	682	(321)	(2,635)
Change in fair value of cash flow hedges					(1,985)
Realized from OCI during the period	(57)	(89)	361	(1,003)	(4,299)
Accumulated OCI balance at end of period	264	593	321	682	(321)
Loss on discontinuation of swap contracts	264	593	321	682	(321)
Amortization of remaining loss on discontinuation of swap contracts	57	89	(361)	1,003	4,299
Discontinued cash flow hedge | Natural gas swaps
Changes in the accumulated other comprehensive income (loss)
Accumulated OCI balance at beginning of period						(5,100)
Realized from OCI during the period	(100)	(100)	600	(1,700)	(7,200)
Accumulated OCI balance at end of period						(5,100)
Loss on discontinuation of swap contracts						(5,100)
Amortization of remaining loss on discontinuation of swap contracts	$ 100	$ 100	$ (600)	$ 1,700	$ 7,200